Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock
Schedule summarizing the Company's redeemable convertible preferred stock

The following tables summarize the Company’s redeemable convertible preferred stock as of March 31, 2025 and December 31, 2024 (in thousands except share and per share amounts):

						Common
			Preferred			Stock
		Preferred	Stock			Issuable
		Stock	Issued and	Carrying	Liquidation	Upon
	Par Value	Authorized	Outstanding	Value	Preference	Conversion
Series A preferred stock	$0.001	9,499,999	9,499,999	$9,327	$9,500	9,499,999
Series B preferred stock	0.001	20,223,541	20,055,539	76,176	76,402	20,055,539
		29,723,540	29,555,538	$85,503	$85,902	29,555,538

The following tables summarize the Company’s redeemable convertible preferred stock as of December 31, 2024 and 2023 (in thousands except share and per share amounts):

						Common
			Preferred			Stock
		Preferred	Stock			Issuable
		Stock	Issued and	Carrying	Liquidation	Upon
	Par Value	Authorized	Outstanding	Value	Preference	Conversion
Series A preferred stock	$0.001	9,499,999	9,499,999	$9,327	$9,500	9,499,999
Series B preferred stock	0.001	20,223,541	20,055,539	76,176	76,402	20,055,539
		29,723,540	29,555,538	$85,503	$85,902	29,555,538